GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill

Total
Balance at December 31, 2021	$17,088,501
Exchange rate variation	(287,309)
Balance at March 31, 2022	$16,801,192

Schedule of future amortization of intangible assets

2022	$38,271
2023	51,028
2024	51,028
2025	51,028
2026	51,028
Thereafter	87,822
Total	$330,205